Events after the reporting date	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Events after the reporting date

8.	Events after the reporting date

On July 15, 2025, the Company announced a ratio change on its ADSs from one (1) ADS representing ten thousand (10,000) ordinary shares, to the new ratio of one (1) ADS representing one hundred thousand (100,000) ordinary shares (the "Ratio Change"). The effective date of the Ratio Change was July 31, 2025.